Consolidated cash flow statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities [abstract]
Net profit	€ 4,016	€ 3,882
Taxation	1,550	1,385
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates	(133)	(108)
Net monetary (gain)/loss arising from hyperinflationary economies	157	98
Net finance costs	358	259
Operating profit	5,948	5,516
Depreciation, amortisation and impairment	794	754
Changes in working capital	(2,127)	(1,331)
Inventories	(435)	100
Trade and other receivables	(2,159)	(1,229)
Trade payables and other liabilities	467	(202)
Pensions and similar obligations less payments	36	(103)
Provisions less payments	35	(122)
Elimination of (profits)/losses on disposals	(135)	(507)
Non-cash charge for share-based compensation	164	159
Other adjustments	(36)	11
Cash flow from operating activities	4,679	4,377
Income tax paid	(1,315)	(1,011)
Net cash flow from operating activities	3,364	3,366
Cash flows from (used in) investing activities [abstract]
Interest received	189	139
Purchase of intangible assets	(98)	(92)
Purchase of property, plant and equipment	(617)	(478)
Disposal of property, plant and equipment	5	22
Acquisition of businesses and investments in joint ventures and associates	(797)	(67)
Disposal of businesses, joint ventures and associates	489	419
Acquisition of other non-current investments	(108)	(202)
Disposal of other non-current investments	47	37
Dividends from joint ventures, associates and other non-current investments	94	98
(Purchase)/sale of financial assets	404	(76)
Net cash flow (used in)/from investing activities	(392)	(200)
Cash flows from (used in) financing activities [abstract]
Dividends paid on ordinary share capital	(2,136)	(2,202)
Interest paid	(691)	(503)
Net change in short-term borrowings	850	158
Additional financial liabilities	3,016	3,511
Repayment of financial liabilities	(2,297)	(2,242)
Capital element of lease rental payments	(191)	(197)
Repurchase of shares	(375)	(753)
Other financing activities	(330)	(261)
Net cash flow (used in)/from financing activities	(2,154)	(2,489)
Net increase/(decrease) in cash and cash equivalents	818	677
Cash and cash equivalents at the beginning of the period	4,045	4,225
Effect of foreign exchange rate changes	(9)	(32)
Cash and cash equivalents at the end of the period	€ 4,854	€ 4,870